Annual Total Returns [BarChart] - JPMorgan Small Cap Value Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(10.12%)
Annual Return 2012	15.66%
Annual Return 2013	33.25%
Annual Return 2014	4.66%
Annual Return 2015	(7.25%)
Annual Return 2016	30.86%
Annual Return 2017	3.62%
Annual Return 2018	(13.76%)
Annual Return 2019	19.53%
Annual Return 2020	6.34%